Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events:

19.Subsequent Events:

19.1 On January 4, 2018, the vessel Mont Gelé was delivered to the Company and the amount paid in the escrow account was released to the HHI. On January 11, 2018, Mont Gelé commenced its time charter on a fixed rate with ten years firm duration to an oil major trading company.

19.2 On January 24, 2018, the Company entered into a secured credit facility of up to $90,000. The facility has a tenor of five years, bears interest at LIBOR plus a margin, is repayable in twenty quarterly installments and balloon payments in maturity, has customary financial covenants and is secured by first priority mortgages over the Company’s four tankers. On January 26, 2018, the Company drew down the full amount of $90,000.

19.3 On January 29, 2018, the Company entered into a secured credit facility of up to $35,000. The facility has a tenor of six years, bears interest at LIBOR plus a margin, is repayable in twenty-four quarterly installments and balloon payments in maturity, has customary financial covenants and is secured by first priority mortgages over the vessels Valadon, Matisse and Rapallo. On March 7, 2018, the Company drew down the full amount of $35,000.

19.4 On February 1, 2018, the Company fully repaid the outstanding at that time balance of $73,841 under the Loan Facility Agreement with Sierra.

19.5 On February 6, 2018, the Company’s board of directors declared a quarterly dividend of $2,500 with respect to the quarter ended December 31, 2017, to the shareholders of record as of February 20, 2018. The dividend was paid on March 6, 2018.

19.6 On February 6, 2018, the Company’s board of directors approved a stock repurchase program under which the Company may repurchase up to $50,000 of its outstanding common shares for a period of 12 months. The Company may repurchase shares in privately negotiated or open-market purchases in accordance with applicable securities laws and regulations, including Rule 10b-18 of the Securities Exchange Act of 1934, as amended. As of April 4, 2018, the Company has repurchased 2,816,445 shares of its common stock for a gross consideration of $11,282 including commission fees. As of April 4, 2018, the number of common shares outstanding is 101,458,263.

19.7 On February 8, 2018, the Company announced the planned spinoff of its gas carrier business. In the spinoff, the Company plans to distribute to holders of its common stock 49% of the issued and outstanding shares of Gas Ships Limited’s common stock, the Company’s wholly-owned subsidiary. Following the spinoff, Gas Ships Limited will be a publicly-traded company, and the Company will retain a 51% ownership interest in Gas Ships Limited. The spinoff is subject to certain conditions, including the effectiveness of Gas Ships Limited’s Form F-1 registration statement and final approval and declaration of the distribution by the Company’s board of directors.  The Company may, at any time until the closing of the spinoff, decide to abandon, modify or change the terms of the spinoff.

19.8 On March 8, 2018, the Company entered into a secured credit facility of up to $30,000. The facility has a tenor of six years, bears interest at LIBOR plus margin, is repayable in twenty-four quarterly installments and balloon payments in maturity, has customary financial covenants and is secured by first priority mortgage over the vessels Judd and Raraka. On March 13, 2018, the Company drew down the full amount of $30,000.

19.9 On April 2, 2018, the Company entered into a finance lease arrangement with a major Chinese leasing company, for its Kamsarmax drybulk vessel, the Kelly, pursuant to a memorandum of agreement and a bareboat charter agreement. The financing provides for the transfer of the Kelly to the buyer for 50% of the agreed purchase price, which will be calculated as the lower of (a) the vessel's net book value as of June 30, 2017 and (b) the vessel's fair value close to the delivery date, and as part of the agreement, the Company's wholly-owned subsidiary will bareboat charter the vessel back for a period of ten years (expiry in April 2028). Charterhire under the bareboat arrangement is comprised of a fixed, quarterly repayment amount corresponding to a 15-year amortization profile plus a variable component calculated at LIBOR plus margin. The Company has purchase options to reacquire the vessel during the bareboat charter period, with the first of such options exercisable on the first anniversary from the vessel's delivery date. There is also a purchase obligation upon the expiration of the agreement for 33% of the financing amount. The Company is a guarantor under the bareboat charter, which also includes customary terms, conditions and financial covenants. The vessel is expected to be delivered and leased back to the Company in April 2018.